UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6290

SMITH BARNEY WORLD FUNDS, INC.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY WORLD FUNDS, INC.

SMITH BARNEY INFLATION MANAGEMENT FUND

FORM N-Q

JANUARY 31, 2006

SMITH BARNEY INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited)	January 31, 2006

FACE AMOUNT	SECURITY	VALUE
ASSET-BACKED SECURITIES - 24.7%
Home Equity - 24.7%
$500,000	ACE Securities Corp., Series 2004-OP1, Class M3, 5.780% due 4/25/34 (a)	$501,230
	Aegis Asset-Backed Securities Trust:
500,000	Series 2004-5, Class M2, 5.750% due 12/25/34 (a)	504,872
136,101	Series 2004-5N, 5.000% due 12/25/34 (b)	134,927
500,000	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 5.730% due 11/25/34 (a)	509,187
500,000	Amortizing Residential Collateral Trust, Series 2004-1, Class M4, 5.580% due 10/25/34 (a)	509,708
400,000	Argent NIM Trust, Series 2004-WN10, Class B, 7.385% due 11/25/34 (b)	401,750
184,286	Bear Stearns Asset-Backed Securities Inc., Series 2005-AC4, Class M2, 5.200% due 7/25/35 (a)	184,930
91,838	Bear Stearns Asset-Backed Securities NIM Trust, Series 2004-HE8N, Class A1, 5.000% due 9/25/34 (b)	91,476
	Countrywide Asset-Backed Certificates:
104,874	Series 2004-11N, Class N, 5.250% due 4/25/36 (b)	104,452
500,000	Series 2004-BC4, Class M2, 5.380% due 10/25/34 (a)	502,527
249,999	Long Beach Asset Holdings Corp., Series 2004-06, Class N2, 7.500% due 11/25/34 (b)	199,589
500,000	Long Beach Mortgage Loan Trust, Series 2004-06, Class M2, 5.680% due 11/25/34 (a)	502,375
500,000	MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class M4, 5.530% due 9/25/34 (a)	504,285
	Morgan Stanley Asset Backed Securities Capital I:
500,000	Series 2004-HE9, Class M6, 5.780% due 11/25/34 (a)	503,010
500,000	Series 2004-NC8, Class M4, 5.530% due 9/25/34 (a)	505,861
500,000	Series 2004-OP1, Class M5, 5.580% due 11/25/34 (a)	506,474
500,000	Novastar Home Equity Loan, Series 2004-4, Class M4, 5.630% due 3/25/35 (a)	501,194
18,757	Option One Mortgage Loan Trust, Series 2002-02, Class M2, 5.680% due 6/25/32 (a)	18,786
500,000	Park Place Securities Inc., Series 2004-WWF1, Class M4, 5.630% due 2/25/35 (a)	506,058
250,000	Park Place Securities NIM Trust, Series 2004-WWF1, Class B, 6.290% due 1/25/35 (b)	248,906
500,000	Residential Asset Securities Corp., Series 2004-KS10, Class M2, 5.680% due 11/25/34 (a)	506,654
156,192	Saco I Trust, Series 2005-2, Class A, 4.730% due 4/25/35 (a)(b)	156,220
	Sail NIM Notes:
65,232	Series 2004 11A, Class A2, 4.750% due 1/27/35 (b)	64,862
381,031	Series 2004-AA, Class B, 7.500% due 10/27/34 (b)	313,856
	Sharp SP I LLC, NIM Trust:
81,845	Series 2004-HS1N, 5.920% due 2/25/34 (b)	80,871
39,796	Series 2005-HE1N, 5.190% due 2/25/35 (b)	39,633

	TOTAL ASSET-BACKED SECURITIES (Cost - $8,643,297)	8,603,693

CORPORATE NOTE - 1.4%
Diversified Financial Services - 1.4%
500,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Series G, 5.260% due 9/28/07 (a) (Cost - $499,006)	495,905

U.S. TREASURY INFLATION PROTECTED SECURITIES - 69.3%
11,009,985	U.S. Treasury Bonds, Inflation Indexed, 2.375% due 1/15/25	11,640,053
	U.S. Treasury Notes, Inflation Indexed:
8,797,887	3.875% due 1/15/09	9,309,273

See Notes to Schedule of Investments.

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SMITH BARNEY INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES (continued)
$2,349,560	4.250% due 1/15/10	$2,563,316
672,828	1.625% due 1/15/15	652,854

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $24,359,679)	24,165,496

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $33,501,982)	33,265,094

SHORT-TERM INVESTMENT - 5.0%
Repurchase Agreement - 5.0%
1,735,000	Interest in $175,503,000 joint tri-party repurchase agreement dated 1/31/06 with Barclays Capital Inc., 4.380% due 2/1/06; Proceeds at maturity - $1,735,211; (Fully collateralized by U.S. Treasury obligation, 0.000% due 2/15/14; Market value - $1,787,050) (Cost - $1,735,000)	1,735,000

	TOTAL INVESTMENTS - 100.4% (Cost — $35,236,982#)	35,000,094
	Liabilities in Excess of Other Assets - (0.4)%	(142,919)

	TOTAL NET ASSETS - 100.0%	$34,857,175

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

MASTR	— Mortgage Asset Securitization Transactions Inc.
NIM	— Net Interest Margin

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Inflation Management Fund (the “Fund”)is a separate investment fund of the Smith Barney World Funds, Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$135,974
Gross unrealized depreciation	(372,862)

Net unrealized depreciation	$(236,888)

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney World Funds, Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 3, 2006

By:	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date:	April 3, 2006